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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03165

                   Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                ANNUALIZED
PRINCIPAL                                                          YIELD
AMOUNT IN                                                       ON DATE OF
THOUSANDS            DESCRIPTION AND MATURITY DATES              PURCHASE         MATURITY DATES          VALUE
---------   ------------------------------------------------   ------------   ---------------------   -------------
            U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES
               (92.9%)
 $401,247   Federal Home Loan Banks                             4.39 - 4.81%    04/03/06 - 06/28/06    $399,802,500
   74,073   Federal National Mortgage Assoc.                    4.38 - 4.71     04/05/06 - 06/14/06      73,755,544
  112,000   Freddie Mac                                         4.39 - 4.74     04/04/06 - 06/13/06     111,611,728
                                                                                                       ------------
            TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES
               (Cost $585,169,772)                                                                      585,169,772
                                                                                                       ------------
            REPURCHASE AGREEMENTS (6.1%)
   28,110   Barclays Capital Inc.
               (dated 03/31/06; proceeds $28,121,338) (a)              4.84                04/03/06      28,110,000
   10,000   Goldman Sachs & Co.
               (dated 03/20/06; proceeds $10,018,122) (b)              4.66                04/03/06      10,000,000
                                                                                                       ------------
            TOTAL REPURCHASE AGREEMENTS (Cost $38,110,000)                                               38,110,000
                                                                                                       ------------
            U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES
               (3.4%)
    3,100   Federal Farm Credit Banks                                  4.57+               04/03/06*      3,100,993
   18,400   Federal Home Loan Banks                             4.67 - 4.77+    04/21/06 - 06/13/06*     18,399,422
                                                                                                       ------------
            TOTAL U.S. GOVERNMENT AGENCIES - FLOATING RATE
               NOTES (Cost $21,500,415)                                                                  21,500,415
                                                                                                       ------------
            TOTAL INVESTMENTS (Cost $644,780,187) (c)                                         102.4%    644,780,187
            OTHER ASSETS IN EXCESS OF LIABILIITES                                              (2.4)    (15,152,811)
                                                                                -------------------    ------------
            NET ASSETS                                                                        100.0%   $629,627,376
                                                                                ===================    ============

----------
*    Date of next interest rate reset.

+    Rate shown is the rate in effect at March 31, 2006.

(a) Collateralized by Federal National Mortgage Assoc. 4.50% due 08/01/20 valued at $22,317,600 and U.S Treasury TINTS 0.00% due 05/15/13 valued at $6,354,600.

(b) Collateralized by Freddie Mac 4.50% - 5.50% due 05/01/10 - 04/01/32 valued at $10,200,000.

(c)  Cost is the same for federal income tax purposes.

                        SEE NOTES TO FINANCIAL STATEMENTS

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
May 18, 2006


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